Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current assets:
Cash and cash equivalents	$ 2,771,048	$ 21,614,171	$ 10,522,032
Accounts receivable, net	5,847,510	45,610,578	17,666,579
Unbilled receivables (Contract assets)	202,289	1,577,855	2,609,173
Prepayment and other current assets, net	1,931,162	15,063,070	11,308,236
Deferred offering costs			2,820,149
Total current assets	10,831,341	84,484,465	44,954,744
Non-current assets:
Other non-current assets, net			122,412
Operating lease right-of-use assets, net			218,130
Property and equipment, net	4,098	31,960	42,597
Prepayment for development of intangible assets	1,426,087	11,123,475
Intangible asset, net	200,379	1,562,952	2,344,427
Total non-current assets	1,630,564	12,718,387	2,727,566
Total assets	12,461,905	97,202,852	47,682,310
Current liabilities:
Accounts payable	1,630,236	12,715,835	4,546,960
Accrued expenses and other current liabilities	376,744	2,938,587	838,811
Tax payable	618,156	4,821,619	4,821,619
Deferred revenue (Contract liabilities)	459,213	3,581,864	17,401,218
Operating lease liabilities, current portion			218,130
Bank borrowings, current portion	64,723	504,838	284,404
Total current liabilities	3,149,072	24,562,743	28,790,057
Non-current liabilities:
Deferred revenue (Contract liabilities)	33,216	259,084
Deferred tax liabilities	29,171	227,530	227,530
Bank borrowings, non-current portion	539,775	4,210,245	4,715,596
Total non-current liabilities	602,162	4,696,859	4,943,126
Total liabilities	3,751,234	29,259,602	33,733,183
Shareholders’ equity:
Ordinary share, par value US$0.0001, 500,000,000 shares authorized; 32,500,000 and 35,490,000 shares issued and outstanding as of December 31, 2024 and 2025 respectively	3,549	27,682	25,350
Additional paid in capital	9,941,379	77,542,757
Capital reserve	410,256	3,200,000	3,200,000
Merger reserve	(339,404)	(2,647,350)	(2,647,350)
Retained earnings / (Accumulated losses)	(1,305,109)	(10,179,839)	13,371,127
Total shareholders’ equity	8,710,671	67,943,250	13,949,127
Total liabilities and equity	12,461,905	97,202,852	47,682,310
Non Trade [Member]
Current assets:
Amount due from related parties - trade	71,965	561,328
Trade [Member]
Current assets:
Amount due from related parties - trade	7,367	57,463	28,575
Related Party [Member]
Current liabilities:
Amount due to related parties – non-trade			$ 678,915